Income Taxes - Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Unused operating losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 1,027
Expiry Date	2020 - Indefinite
Unused capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 829
Expiry Date	Indefinite
Unused investment tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 38
Expiry Date	2020 - 2038